Loans Receivable and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Summary of Loans Receivable
A summary of the Bank's loans receivable at December 31, 2013 and 2012 is as follows:

	December 31,
(in thousands)	2013	2012
Commercial and industrial	$447,144	$376,988
Commercial tax-exempt	81,734	92,202
Owner occupied real estate	302,417	268,372
Commercial construction and land development	133,176	100,399
Commercial real estate	473,188	394,404
Residential	97,766	83,899
Consumer	215,447	212,533
	1,750,872	1,528,797
Less: allowance for loan losses	23,110	25,282
Net loans receivable	$1,727,762	$1,503,515

Summary of Nonaccrual Loans, by Type
The following table summarizes nonaccrual loans by loan type at December 31, 2013 and 2012:

	December 31,
(in thousands)	2013	2012
Nonaccrual loans:
Commercial and industrial	$10,217	$11,289
Commercial tax-exempt	—	—
Owner occupied real estate	4,838	3,119
Commercial construction and land development	8,587	6,300
Commercial real estate	6,705	5,659
Residential	7,039	3,203
Consumer	2,577	2,846
Total nonaccrual loans	$39,963	$32,416

Age Analysis of Past Due Loan Receivables
The following table is an age analysis of past due loan receivables as of December 31, 2013 and 2012:

		Past Due Loans					Recorded Investment in Loans 90 Days and Greater and Still Accruing
(in thousands)	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due and Greater	Total Past Due	Total Loan Receivables
December 31, 2013
Commercial and industrial	$438,522	$1,830	$1,041	$5,751	$8,622	$447,144	$17
Commercial tax-exempt	81,734	—	—	—	—	81,734	—
Owner occupied real estate	295,278	2,618	1,674	2,847	7,139	302,417	—
Commercial construction and land development	124,240	3,355	342	5,239	8,936	133,176	—
Commercial real estate	465,765	2,142	444	4,837	7,423	473,188	235
Residential	85,352	4,194	6,304	1,916	12,414	97,766	117
Consumer	210,906	2,095	1,335	1,111	4,541	215,447	—
Total	$1,701,797	$16,234	$11,140	$21,701	$49,075	$1,750,872	$369

		Past Due Loans					Recorded Investment in Loans 90 Days and Greater and Still Accruing
(in thousands)	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due and Greater	Total Past Due	Total Loan Receivables
December 31, 2012
Commercial and industrial	$368,769	$1,096	$3,256	$3,867	$8,219	$376,988	$30
Commercial tax-exempt	92,202	—	—	—	—	92,202	—
Owner occupied real estate	265,817	610	353	1,592	2,555	268,372	—
Commercial construction and land development	89,250	4,251	4,318	2,580	11,149	100,399	188
Commercial real estate	386,821	3,846	78	3,659	7,583	394,404	—
Residential	76,587	4,303	1,252	1,757	7,312	83,899	—
Consumer	208,335	2,277	410	1,511	4,198	212,533	2
Total	$1,487,781	$16,383	$9,667	$14,966	$41,016	$1,528,797	$220

Summary of Allowances on Loan Receivables, by Class
A summary of the ALL and balance of loans receivable by loan class and by impairment method as of December 31, 2013 and 2012 is detailed in the tables that follow.

(in thousands)	Comm. and industrial	Comm. tax-exempt	Owner occupied real estate	Comm. constr. and land devel-opment	Comm. real estate	Resi-dential	Con-sumer	Unallo-cated	Total

December 31, 2013
Allowance for loan losses:
Individually evaluated for impairment	$1,559	$—	$1,366	$1,660	$—	$524	$476	$—	$5,585
Collectively evaluated for impairment	6,619	72	814	3,899	4,161	436	827	697	17,525
Total ALL	$8,178	$72	$2,180	$5,559	$4,161	$960	$1,303	$697	$23,110
Loans receivable:
Loans evaluated individually	$13,055	$—	$5,822	$11,669	$10,953	$7,979	$3,121	$—	$52,599
Loans evaluated collectively	434,089	81,734	296,595	121,507	462,235	89,787	212,326	—	1,698,273
Total loans receivable	$447,144	$81,734	$302,417	$133,176	$473,188	$97,766	$215,447	$—	$1,750,872

(in thousands)	Comm. and industrial	Comm. tax-exempt	Owner occupied real estate	Comm. constr. and land devel-opment	Comm. real estate	Resi-dential	Con-sumer	Unallo-cated	Total
December 31, 2012
Allowance for loan losses:
Individually evaluated for impairment	$2,399	$—	$1,451	$2,470	$800	$—	$—	$—	$7,120
Collectively evaluated for impairment	7,560	83	678	4,752	3,183	324	793	789	18,162
Total ALL	$9,959	$83	$2,129	$7,222	$3,983	$324	$793	$789	$25,282
Loans receivable:
Loans evaluated individually	$13,082	$—	$3,380	$15,549	$17,136	$4,163	$3,331	$—	$56,641
Loans evaluated collectively	363,906	92,202	264,992	84,850	377,268	79,736	209,202	—	1,472,156
Total loans receivable	$376,988	$92,202	$268,372	$100,399	$394,404	$83,899	$212,533	$—	$1,528,797
The following tables summarize the transactions in the ALL for the years ended December 31, 2013, 2012 and 2011:

(in thousands)	Comm. and industrial	Comm. tax-exempt	Owner occupied real estate	Comm. construction and land development	Comm. real estate	Resi-dential	Consumer	Unallo-cated	Total
2013
Balance at January 1	$9,959	$83	$2,129	$7,222	$3,983	$324	$793	$789	$25,282
Provision charged to operating expenses	524	(11)	343	691	2,951	958	1,511	(92)	6,875
Recoveries of loans previously charged-off	1,122	—	3	490	—	10	76	—	1,701
Loans charged-off	(3,427)	—	(295)	(2,844)	(2,773)	(332)	(1,077)	—	(10,748)
Balance at December 31	$8,178	$72	$2,180	$5,559	$4,161	$960	$1,303	$697	$23,110

(in thousands)	Comm. and industrial	Comm. tax-exempt	Owner occupied real estate	Comm. construction and land development	Comm. real estate	Resi-dential	Consumer	Unallo-cated	Total
2012
Balance at January 1	$8,400	$79	$729	$7,840	$3,241	$435	$831	$65	$21,620
Provision charged to operating expenses	3,634	4	2,165	243	2,498	193	639	724	10,100
Recoveries of loans previously charged-off	227	—	7	517	97	4	67	—	919
Loans charged-off	(2,302)	—	(772)	(1,378)	(1,853)	(308)	(744)	—	(7,357)
Balance at December 31	$9,959	$83	$2,129	$7,222	$3,983	$324	$793	$789	$25,282

(in thousands)	Comm. and industrial	Comm. tax-exempt	Owner occupied real estate	Comm. construction and land development	Comm. real estate	Resi-dential	Consumer	Unallo-cated	Total
2011
Balance at January 1	$9,679	$86	$910	$5,420	$4,002	$442	$702	$377	$21,618
Provision charged to operating expenses	6,510	(7)	13	13,038	76	113	1,161	(312)	20,592
Recoveries of loans previously charged-off	156	—	60	11	15	68	135	—	445
Loans charged-off	(7,945)	—	(254)	(10,629)	(852)	(188)	(1,167)	—	(21,035)
Balance at December 31	$8,400	$79	$729	$7,840	$3,241	$435	$831	$65	$21,620

Schedule of Impaired Loan Receivables
The following table presents additional information regarding the Company's impaired loans for the twelve months ended December 31, 2013, 2012 and 2011:

	December 31, 2013		December 31, 2012		December 31, 2011
(in thousands)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance:
Commercial and industrial	$9,461	$164	$11,567	$171	$12,901	$141
Commercial tax-exempt	—	—	—	—	—	—
Owner occupied real estate	3,087	3	3,846	150	5,333	191
Commercial construction and land development	7,122	172	10,319	510	11,803	231
Commercial real estate	15,267	366	12,434	319	9,500	192
Residential	5,020	64	3,994	43	3,557	6
Consumer	3,024	30	2,539	18	1,945	—
Total impaired loans with no related allowance	42,981	799	44,699	1,211	45,039	761
Loans with an allowance recorded:
Commercial and industrial	4,563	—	5,258	—	7,974	—
Owner occupied real estate	1,407	—	1,571	—	453	—
Commercial construction and land development	7,926	—	11,375	—	4,637	—
Commercial real estate	—	—	655	—	—	—
Residential	1,805	—	—	—	—	—
Consumer	280	—	—	—	—	—
Total impaired loans with an allowance recorded	15,981	—	18,859	—	13,064	—
Total impaired loans:
Commercial and industrial	14,024	164	16,825	171	20,875	141
Commercial tax-exempt	—	—	—	—	—	—
Owner occupied real estate	4,494	3	5,417	150	5,786	191
Commercial construction and land development	15,048	172	21,694	510	16,440	231
Commercial real estate	15,267	366	13,089	319	9,500	192
Residential	6,825	64	3,994	43	3,557	6
Consumer	3,304	30	2,539	18	1,945	—
Total impaired loans	$58,962	$799	$63,558	$1,211	$58,103	$761
The following table presents information regarding the Company's impaired loans as of December 31, 2013 and 2012:

	December 31, 2013			December 31, 2012
(in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
Loans with no related allowance:
Commercial and industrial	$9,838	$12,587	$—	$7,426	$11,746	$—
Commercial tax-exempt	—	—	—	—	—	—
Owner occupied real estate	4,456	4,664	—	1,929	2,301	—
Commercial construction and land development	8,514	9,047	—	7,716	8,500	—
Commercial real estate	10,953	12,795	—	12,965	14,619	—
Residential	4,901	5,366	—	4,163	4,423	—
Consumer	2,645	2,868	—	3,331	3,547	—
Total impaired loans with no related allowance	41,307	47,327	—	37,530	45,136	—
Loans with an allowance recorded:
Commercial and industrial	3,217	3,217	1,559	5,656	6,526	2,399
Owner occupied real estate	1,366	1,366	1,366	1,451	1,451	1,451
Commercial construction and land development	3,155	3,155	1,660	7,833	7,833	2,470
Commercial real estate	—	—	—	4,171	4,172	800
Residential	3,078	3,078	524	—	—	—
Consumer	476	476	476	—	—	—
Total impaired loans with an allowance recorded	11,292	11,292	5,585	19,111	19,982	7,120
Total impaired loans:
Commercial and industrial	13,055	15,804	1,559	13,082	18,272	2,399
Commercial tax-exempt	—	—	—	—	—	—
Owner occupied real estate	5,822	6,030	1,366	3,380	3,752	1,451
Commercial construction and land development	11,669	12,202	1,660	15,549	16,333	2,470
Commercial real estate	10,953	12,795	—	17,136	18,791	800
Residential	7,979	8,444	524	4,163	4,423	—
Consumer	3,121	3,344	476	3,331	3,547	—
Total impaired loans	$52,599	$58,619	$5,585	$56,641	$65,118	$7,120

Credit Quality Indicators for Commercial Loans, by Loan Type
Credit quality indicators for commercial loans broken out by loan type are presented in the following tables for the years ended December 31, 2013 and 2012. There were no loans classified as doubtful for the years ended December 31, 2013 or December 31, 2012.

	December 31, 2013
(in thousands)	Pass	Special Mention	Substandard Accrual	Substandard Nonaccrual	Doubtful	Total
Commercial credit exposure:
Commercial and industrial	$410,530	$8,064	$18,333	$10,217	$—	$447,144
Commercial tax-exempt	81,734	—	—	—	—	81,734
Owner occupied real estate	285,416	3,624	8,539	4,838	—	302,417
Commercial construction and land development	120,687	—	3,902	8,587	—	133,176
Commercial real estate	464,408	318	1,757	6,705	—	473,188
Total	$1,362,775	$12,006	$32,531	$30,347	$—	$1,437,659

	December 31, 2012
(in thousands)	Pass	Special Mention	Substandard Accrual	Substandard Nonaccrual	Doubtful	Total
Commercial credit exposure:
Commercial and industrial	$335,463	$6,120	$24,116	$11,289	$—	$376,988
Commercial tax-exempt	92,202	—	—	—	—	92,202
Owner occupied real estate	253,338	4,160	7,755	3,119	—	268,372
Commercial construction and land development	81,219	5,046	7,834	6,300	—	100,399
Commercial real estate	379,313	574	8,858	5,659	—	394,404
Total	$1,141,535	$15,900	$48,563	$26,367	$—	$1,232,365
Consumer credit exposures are rated as performing or nonperforming as detailed below at December 31, 2013 and 2012:

	December 31, 2013
(in thousands)	Performing	Nonperforming	Total
Consumer credit exposure:
Residential	$90,727	$7,039	$97,766
Consumer	212,870	2,577	215,447
Total	$303,597	$9,616	$313,213

	December 31, 2012
(in thousands)	Performing	Nonperforming	Total
Consumer credit exposure:
Residential	$80,696	$3,203	$83,899
Consumer	209,687	2,846	212,533
Total	$290,383	$6,049	$296,432

Troubled Debt Restructurings on Loan Receivables, by Concession Type
The following table presents the recorded investment at the time of restructure of new TDRs and their concession, modified during the twelve month periods ended December 31, 2013, 2012 and 2011. The recorded investment at the time of restructure was the same pre-modification and post-modification, therefore there was no financial effect of the modification on the recorded investment. The loans included are considered TDRs as a result of the Bank implementing one or more of the following concessions: granting a material extension of time, entering into a forbearance agreement, adjusting the interest rate, accepting interest only payments for an extended period of time, a change in the amortization period or a combination of any of these concessions.

New TDRs with Concession Type:	Twelve Months Ended
	December 31, 2013		December 31, 2012		December 31, 2011
(dollars in thousands)	Number of Contracts	Recorded Investment at Time of Restructure	Number of Contracts	Recorded Investment at Time of Restructure	Number of Contracts	Recorded Investment at Time of Restructure
Commercial and industrial:
Material extension of time	—	$—	1	$1,262	2	$629
Forbearance agreement	—	—	—	—	4	12,456
Interest rate adjustment	—	—	1	3,404	—	—
Change in amortization period	7	1,079	—	—	4	405
Combination of concessions	3	749	2	3,231	—	—
Owner occupied real estate:
Material extension of time	2	738	—	—	—	—
Forbearance agreement	1	193	—	—	1	87
Combination of concessions	—	—	1	1,451	—	—
Commercial construction and land development:
Material extension of time	4	2,738	5	3,396	16	10,932
Forbearance agreement	—	—	—	—	1	231
Combination of concessions	—	—	1	3,546	—	—
Commercial real estate:
Material extension of time	—	—	1	68	—	—
Forbearance agreement	—	—	—	—	1	93
Interest rate adjustment	—	—	—	—	1	1,194
Change in amortization period	—	—	—	—	3	3,081
Combination of concessions	4	6,220	1	3,275	—	—
Residential:
Material extension of time	2	570	2	329	—	—
Forbearance agreement	1	3,096	—	—	—	—
Interest rate adjustment	—	—	—	—	1	195
Change in amortization period	1	346	—	—	1	355
Combination of concessions	1	134	1	195	1	78
Consumer:
Material extension of time	1	35	4	426	—	—
Forbearance agreement	1	480	—	—	—	—
Combination of concessions	—	—	2	182	—	—
Total	28	$16,378	22	$20,765	36	$29,736

Loans Receivable Modified as Troubled Debt Restructurings, Previous 12 Months, Subsequently Defaulted
The following table represents loans receivable modified as TDRs within the 12 months previous to December 31, 2013, 2012 and 2011, respectively, and that subsequently defaulted during the 12 month periods ended December 31, 2013, 2012 and 2011, respectively. The Bank's policy is to consider a loan past due or delinquent if payment is not received on or before the due date.

TDRs That Subsequently Payment Defaulted:	Twelve Months Ended
	December 31, 2013		December 31, 2012		December 31, 2011
(dollars in thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Commercial and industrial	8	$1,372	3	$3,901	4	$5,531
Owner occupied real estate	3	926	—	—	—	—
Commercial construction and land development	2	2,288	6	6,169	11	9,162
Commercial real estate	1	3,275	1	66	2	747
Residential	2	3,338	2	258	3	617
Consumer	2	553	4	308	—	—
Total	18	$11,752	16	$10,702	20	$16,057